AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Audits of group pension schemes [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' Remuneration	£ 0.1	£ 0.1	£ 0.1
Audits of the unconsolidated Open Ended Investment Companies managed by the Group [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' Remuneration	0.4	0.3	0.3
Reviews of the financial position of corporate and other borrowers [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' Remuneration	£ 0.2	£ 0.4	0.2
Acquisition due diligence and other work performed in respect of potential venture capital investments [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' Remuneration			£ 0.1